Business Acquisitions - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014
Assets Purchased
Current assets	$ 7
Property, plant and equipment	1
Customer relationship intangible, acquired technology, research and development in process and patents	71
Goodwill	76
Business Combination, Recognized Identifiable Assets Acquired	155
Liabilities Assumed
Accounts Payable	2
Deferred Revenue	8
Deferred income tax liability	18
Liabilities Assumed including Income Tax	28
Net non-cash assets acquired	127
Cash acquired	3
Assets Acquired	130
Consideration
Payments to Acquire Businesses, Gross	104.0
Business Combination, Settlement of Acquiree Debt	18
Business Combination, Contingent Consideration, Liability	8
Consideration paid, Total	130
Business Acquisition Three [Member]
Consideration
Payments to Acquire Businesses, Gross	(82.0)
Business Combination, Contingent Consideration, Liability	8
Business Acquisition Two [Member]
Consideration
Payments to Acquire Businesses, Gross	(32.5)
Business Acquisition, Transaction Costs	2
Business Acquisition One [Member]
Consideration
Payments to Acquire Businesses, Gross	$ (9.0)
Acquired Technology [Member]
Consideration
Acquired Finite Lived Intangible Asset Weighted Average Useful Life Acquired Technology		5 years